Stockholders' Equity (Details) - USD ($)											1 Months Ended			3 Months Ended	12 Months Ended
	May 01, 2023	Feb. 23, 2023	Feb. 05, 2023	Dec. 01, 2022	Sep. 13, 2021	Mar. 02, 2021	Mar. 01, 2021	Feb. 11, 2021	Dec. 31, 2020	Nov. 02, 2020	Apr. 30, 2023	Sep. 30, 2021	Mar. 22, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 06, 2023	May 10, 2022	Sep. 28, 2021	May 17, 2021
Stockholders' Equity (Details) [Line Items]
TMNA own percentage				27.00%
Temporary equity, description														(i) cause the redemption of Series B preferred stock to take place within 90 days; and (ii) cause the Company to redeem all of the Series B preferred stock in exchange for $666,666,667 or an amount of common stock of TGH equivalent in value to $666,666,667.	(i) cause the redemption of Series B preferred stock to take place within 90 days; and (ii) cause TINGO GROUP to redeem all of the Series B preferred stock in exchange for $666,666,667 or an amount of common stock of TGH equivalent in value to $666,666,667.
Shares issued of common stock					40,000								20,000		3,994,782		48,000		823,020
Future issuance shares															1,005,218
Dividend yield percentage														0.00%	0.00%
Risk-free interest rate															87.20%	1.64%
Volatility rate														87.20%	100.40%	100.40%
Expected life term																10 years
Warrant to purchase										0.8
Securities purchase agreement, description								(i) 22,471,904 shares of common stock, (ii) 22,471,904 Series A warrants to purchase 22,471,904 shares of common stock and (iii) 11,235,952 Series B warrants to purchase 11,235,952 shares of common stock at a combined purchase price of $2.67 (the “February Offering”). The gross proceeds to the Company from the February Offering were expected to be approximately $60.0 million. The Series A warrants will be exercisable nine months after the date of issuance, have an exercise price of $2.80 per share and will expire five and one-half years from the date of issuance. The Series B warrants will be exercisable nine months after the date of issuance, have an exercise price of $2.80 per share and will expire three and one-half years from the date of issuance. The Company received net proceeds of $54.0 million on February 16, 2021 after deducting the placement agent’s fees and other expenses.
Excess capital (in Dollars)																				$ 140,000,000
Stock incentive plan, description															Under the 2012 Incentive Plan, as amended, up to 5,000,000 shares of our common stock, are currently authorized to be issued pursuant to option awards granted thereunder. On May 17, 2021, May 23, 2021 and June 28, 2021, the Company granted an aggregate of 125,000, 370,000 and 245,000 respectively, options under the 2012 Incentive Plan, with an exercise price of $1.41, $1.81 and $2.49, respectively, of which 433,667 options vested and 150,000 options expired as of December 31, 2022. This resulted in a stock-based compensation expense of approximately $208,079 recorded for the twelve months ended December 31, 2022, based on a fair value determined using a Black-Scholes model.
Exercise price (in Dollars per share)					$ 1.32								$ 1.41
Vested shares of common stock												87,000
Fully vested granted shares																		4,000,000
Grant of fully vested shares of common stock			3,200,000
Common stock														163,727,382	157,599,882	122,435,576
Shares issued
Risk-free interest rate														0.99%	1.64%
Expected life														6 years 6 months	10 years
Offering price per share (in Dollars per share)		$ 2.8
2012 Incentive Plan [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued of common stock														5,000,000	5,000,000
2020 Incentive Plan [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued of common stock														25,000,000	25,000,000			612,500
Series A preferred stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock convertible description				the Company issued 2,604.28 shares of Series A preferred stock which are convertible into 26,042,808 shares of TINGO GROUP common stock equal to approximately 20.1% of the total issued and outstanding common stock immediately prior to Closing.
Series B preferred stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock convertible description				the Company issued 33,687.21 shares of Series B preferred stock convertible into 336,872,138 shares of TINGO GROUP common stock equal to approximately 35% of the total issued and outstanding common stock immediately prior to Closing
Series A Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued				2,604.28										0	0	0
Common stock				26,042,808
Shares issued and outstanding percentage				20.10%
Series B Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock				336,872,138
Shares issued and outstanding percentage				35.00%
Shares issued				33,687.21
Purchase Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Gross proceeds (in Dollars)									$ 22,325,000	$ 25,000,000
Aggregate units									7,600,000	10,000,000
Purchase price per unit (in Dollars per share)										$ 2.5
Exercise price (in Dollars per share)										$ 3.12
Warrant expire										5 years
Additional aggregate amount (in Dollars)							$ 2,675,000
Remaining issued							2,400,000
Securities purchase agreement, description						On March 2, 2021, the Company entered into a securities purchase agreement (the “March Purchase Agreement”) with certain investors for the purpose of raising approximately $54.0 million in gross proceeds for the Company. Pursuant to the terms of the March Purchase Agreement, the Company agreed to sell, in a registered direct offering, an aggregate of 19,285,715 shares of the Company’s common stock, par value $0.001 per share, at a purchase price of $2.675 per share and in a concurrent private placement, warrants to purchase an aggregate of 19,285,715 shares of common stock, at a purchase price of $0.125 per warrant, for a combined purchase price per share and warrant of $2.80 which was priced at the market under Nasdaq rules. The warrants are immediately exercisable at an exercise price of $2.80 per share, subject to adjustment, and expire five years after the issuance date. The closing date for the transaction consummated under the March Purchase Agreement was on March 4, 2021. The Company received net proceeds of $48.69 million on March 4, 2021, after deducting the placement agent’s fees and other expenses.
Repurchase Agreements [Member]
Stockholders' Equity (Details) [Line Items]
Exercise price (in Dollars per share)														$ 3.12
Offering price per share (in Dollars per share)														$ 2.8
Subsequent Event [Member] | Repurchase Agreements [Member]
Stockholders' Equity (Details) [Line Items]
Cash paid per share (in Dollars per share)	$ 0.1										$ 0.15
Aggregate amount (in Dollars)	$ 6,548,115,990
Board of Directors [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued of common stock			720,000																	6,000,000
Chief Executive Officer [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued of common stock																				300,000
Cushman Holdings Limited [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued of common stock			1,309,500															1,659,500
China Strategic Investments Limited [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued of common stock			100,000															858,631
Intermediate Holdings Limited [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued of common stock			750,000
Mr. Wei Qi [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued of common stock				2,000,000